Note 7 - Fixed Assets (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital Leased Assets, Gross	$ 5,812	$ 4,739
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 1,913	$ 1,827